Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 11,608,855	$ 1,041,008	$ 152,718
Prepaid expenses and other receivables	160,987	15,541
Total current assets	14,915,109	1,560,293
Total assets	16,748,174	1,901,326
Current liabilities
Accrued expenses and other payables	508,549	113,688
Dividend payable	17,125	11,143
Total current liabilities	2,412,846	679,610
Total liabilities	2,872,165	781,201
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813 (2020 – 14,630,813)	15	15
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,502,243 (2020 – 99,294,743)	100	99
Additional paid-in capital	547,691	538,924
Accumulated other comprehensive income (loss)	130,622	19,925
Retained earnings	7,141,819	144,241
Total shareholders' equity	9,327,435	746,472
Total liabilities and equity	16,748,174	1,901,326
Parent Company
Current assets
Cash and cash equivalents	126,159	56,666	$ 70,201	$ 85,049
Prepaid expenses and other receivables	1,666	2,461
Amount due from subsidiaries	30,979	93,665
Dividends receivable	3,195	3,195
Total current assets	161,999	155,987
Investment in subsidiaries	9,202,040	609,057
Total assets	9,364,039	765,044
Current liabilities
Accrued expenses and other payables	15,779	4,236
Amount due to subsidiaries	3,700	3,193
Dividend payable	17,125	11,143
Total current liabilities	36,604	18,572
Total liabilities	36,604	18,572
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813 (2020 – 14,630,813)	15	15
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,502,243 (2020 – 99,294,743)	100	99
Additional paid-in capital	540,582	531,815
Accumulated other comprehensive income (loss)	130,622	19,925
Retained earnings	8,656,116	194,618
Total shareholders' equity	9,327,435	746,472
Total liabilities and equity	$ 9,364,039	$ 765,044